SUPPLEMENT DATED MARCH 30, 2012

TO THE STERLING CAPITAL FUNDS

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

INSTITUTIONAL AND CLASS R SHARES PROSPECTUS AND

CLASS S SHARES PROSPECTUS DATED

FEBRUARY 1, 2012, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds Class A, Class B, and Class C Shares Prospectus (the “Retail Prospectus”), Institutional and Class R Shares Prospectus (the “Institutional Prospectus”) and Class S Shares Prospectus (the “Class S Prospectus”) dated February 1, 2012, as amended:

Institutional Prospectus

The financial highlights for Institutional Shares of the Sterling Capital Small Value Fund under the heading “Financial Highlights” on pages 164 and 165 of the Institutional Prospectus are deleted in their entirety and replaced with the following. All footnotes referenced in the tables below remain the same as those on pages 164 and 165 of the Institutional Prospectus.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Small Value Fund Institutional Shares
Year Ended September 30, 2011	$11.19	(0.02)	(0.35)	(0.37)	—	—	—	—
Year Ended September 30, 2010	$10.27	0.06	0.92	0.98	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$9.89	0.02	0.65	0.67	—	(0.29)	—	(0.29)
Year Ended September 30, 2008	$14.68	— (e)	(2.24)	(2.24)	—	(2.55)	—	(2.55)
Period Ended September 30, 2007(f)	$18.36	(0.01)	0.68	0.67	—	(4.35)	—	(4.35)
Year Ended October 31, 2006	$18.22	(0.04)	3.09	3.05	(0.02)	(2.89)	—	(2.91)

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)
$10.82	(3.31)%		$64,962	1.08%	(0.14)%	1.19%	63.02%
$11.19	9.59	%(d)	$60,073	1.20%	0.56%	1.42%	95.89%
$10.27	8.68%		$25,790	1.42%	0.23%	1.79%	89.00%
$9.89	(17.16)%		$22,635	1.26%	0.01%	1.40%	64.00%
$14.68	3.67%		$45,453	1.18%	(0.07)%	1.41%	82.00%
$18.36	19.31	%(g)	$60,737	1.25%	(0.26)%	1.63%	56.00%

Retail Prospectus, Institutional Prospectus and Class S Prospectus

Effective April 1, 2012, all references in the Retail Prospectus, Institutional Prospectus and Class S Prospectus to Sterling Capital Distributors, Inc. (the “Distributor”) shall be changed to “Sterling Capital Distributors, LLC” and all references in the Retail Prospectus, Institutional Prospectus and Class S Prospectus to the Distributor’s address shall be changed to 400 Berwyn Park, 899 Cassatt Rd., Berwyn, PA 19312.

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE.

STATPRO-SUPP-3/12

SUPPLEMENT DATED MARCH 30, 2012

TO THE STERLING CAPITAL FUNDS

CLASS A, CLASS B, CLASS C, INSTITUTIONAL AND CLASS R SHARES

STATEMENT OF ADDITIONAL INFORMATION AND

CLASS S SHARES STATEMENT OF ADDITIONAL INFORMATION DATED

FEBRUARY 1, 2012, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds Class A, Class B, Class C, Institutional and Class R Shares Statement of Additional Information and Class S Shares Statement of Additional Information (the “SAIs”) dated February 1, 2012, as amended:

Effective April 1, 2012, all references in the SAIs to Sterling Capital Distributors, Inc. (the “Distributor”) shall be changed to “Sterling Capital Distributors, LLC” and all references in the SAIs to the Distributor’s address shall be changed to 400 Berwyn Park, 899 Cassatt Rd., Berwyn, PA 19312.

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUPP-3/12